TRAVELERS VARIABLE SURVIVORSHIP LIFE II
                                            SUPPLEMENT DATED NOVEMBER 2, 2002 TO
                                                THE PROSPECTUS DATED MAY 1, 2002

EFFECTIVE JANUARY 2, 2003, the Dreyfus Variable Investment Fund: Small Cap Portfolio is changing its name to the Developing Leaders Portfolio and modifying its investment policies. Therefore, on January 2, 2003, all references to the "Small Cap Portfolio" are replaced with "Developing Leaders Portfolio" and the information contained in "The Funds" section is replaced with the following:

                                              INVESTMENT                            INVESTMENT
            FUND                               OBJECTIVE                              ADVISER
------------------------------  ----------------------------------------  ----------------------------------
DREYFUS VARIABLE INVESTMENT
   FUND
   Developing Leaders           Seeks to maximize capital                 The Dreyfus Corporation
     Portfolio--                appreciation. The Fund normally
     Initial Shares             invests in companies with market
                                capitalizations of less than $2
                                billion at the time of purchase.

Effective immediately, the following information replaces similar information in "The Funds" section:

                                              INVESTMENT                            INVESTMENT
            FUND                               OBJECTIVE                              ADVISER
------------------------------  ----------------------------------------  ----------------------------------
 PIONEER VARIABLE CONTRACTS
     TRUST
   Pioneer Mid-Cap Value VCT    Seeks capital appreciation by investing   Pioneer Investment Portfolio Inc.
     Management, - Class II     primarily in equity securities of
     Shares                     mid-size companies.

 TRAVELERS SERIES FUND INC.
   Smith Barney High Income     Seeks high current income. Capital        SBFM
     Portfolio                  appreciation is a secondary objective.





L-19929                                                         November 2, 2002